Investments in associates (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	2019	2018
	$	$
Balance - January 1	304,911	257,433
Acquisitions	37,335	87,134
Interests receivable paid in shares	1,820	-
Exercise of warrants	2,209	-
Transfers from other investments	-	7,048
Share of loss, net	(22,209)	(9,013)
Share of other comprehensive income (loss), net	(352)	433
Net gain (loss) on ownership dilution	(3,687)	1,545
Disposals (Note 22)	(84,293)	-
Loss on disposals	(2,440)	-
Deemed disposal (Note 7)	(77,123)	-
Gain (loss) on deemed disposals (i)	(24,255)	6,956
Impairment (ii)	(12,500)	-
Transfers to other investments	(9,676)	(46,625)
Deemed repurchase of Osisko common shares held by an associate (iii)	(6,100)	-
Balance - December 31	103,640	304,911

(i) Refer to Note 7 for the 2019 loss on deemed disposals.

On September 7, 2018, Orion announced the completion of the acquisition and privatization of Dalradian Resources Inc. ("Dalradian"), an associate of Osisko, for cash consideration of $1.47 per common share. The common shares held by Osisko were not acquired in the transaction. Following the transaction, Osisko had a put right on its Dalradian shares, which was exercised in 2019 (Note 21), allowing Osisko to sell them at a price of $1.47 per share. Following the 2018 transaction, management had concluded that it had lost its significant influence over Dalradian and had transferred its investments from associates to other investments. This transfer from investments from associates to other investments resulted in a deemed disposal of the shares and the recognition of the difference between the carrying amount of the Dalradian investment under the equity method before the transaction and the fair value of the other investment after the transaction.

(ii) On September 30, 2019, the Company determined that its net investment in Falco was impaired. This determination was made considering, among other factors, the duration and extent to which the fair value of an investment is less than its carrying amount, the volatility of the share price and the business outlook for the investee, including factors such as the current and expected status of the investee's development projects. The net investment in Falco was written down to its estimated fair value and, therefore, an impairment charge of $12.5 million ($10.8 million, net of income taxes) was recorded during the three months ended September 30, 2019.

(iii) Osisko Mining Inc. ("Osisko Mining"), an associate of Osisko, held common shares of Barkerville prior to the acquisition (Note 7). Following the acquisition of Barkerville, Osisko Mining has received common shares of Osisko, which resulted in a deemed repurchase of common shares by the Company and a related reduction in the net investment in Osisko Mining, based on the 15.9% interest held in Osisko Mining.

Disclosure of associates [Table Text Block]
	Osisko Mining		Osisko Metals		Barkerville		Victoria		Falco
	2019(i)	2018(ii)	2019(i)	2018(ii),(vii)	2019(iii)	2018(ii)	2019(iv)	2018(v)	2019(vi)	2018(ii)
	$	$	$	$	$	$	$	$	$	$

Current assets	130,495	121,424	13,166	27,397	n/a	32,533	n/a	50,084	n/a	9,209
Non-current assets	526,926	411,548	81,337	59,827	n/a	166,995	n/a	427,529	n/a	132,255
Current liabilities	25,833	13,540	6,139	10,867	n/a	17,196	n/a	90,527	n/a	40,415
Non-current liabilities	68,773	29,434	3,246	500	n/a	14,172	n/a	87,811	n/a	9,758
Revenues	-	-	-	-	-	-	-	-	-	-
Net earnings (loss) from continuing operations and net income (loss)	(82,554)	(19,022)	(4,280)	(2,819)	(842)	8,907	(8,587)	(1,278)	(8,589)	(6,713)
Other comprehensive income (loss)	(4,453)	(7,843)	(327)	837	10	(181)	(81)	(307)	-	-
Comprehensive income (loss)	(87,007)	(26,865)	(4,607)	(1,982)	(832)	8,726	(8,668)	(1,585)	(8,589)	(6,713)

Carrying value of investment(viii)	73,967	89,766	15,389	8,625	n/a	95,695	n/a	56,972	n/a	21,128
Fair value of investment(viii)	186,177	131,673	12,698	7,510	n/a	65,146	n/a	44,558	n/a	10,449

(i) Information is for the reconstructed twelve months ended September 30, 2019 and as at September 30, 2019.

(ii) Information is for the reconstructed twelve months ended September 30, 2018 and as at September 30, 2018.

(iii) Information is for the reconstructed twelve months ended September 30, 2019. Following the acquisition of Barkerville on November 21, 2019 (Note 7), Barkerville became a wholly-owned subsidiary of Osisko.

(iv) Information is for the reconstructed six months ended May 31, 2019. The Victoria investment was disposed on July 15, 2019 (Note 21).

(v) Information is for the reconstructed twelve months ended November 30, 2018 and as at November 30, 2018.

(vi) Information is for the reconstructed twelve months ended September 30, 2019. Falco is not considered an individually material associate since October 1, 2019, following an impairment charge on the net investment of $12.5 million.

(vii) Osisko Metals became an individually material associate during the three months period ended December 31, 2019.

(viii) As at December 31, 2019 and 2018.

Disclosure of investments accounted for using equity method [Table Text Block]
	2019	2018
	$	$
Aggregate amount of the Company's share of net loss	(2,058)	(4,194)
Aggregate amount of the Company's share of other comprehensive income	-	897
Aggregate carrying value of investments	14,284	41,351
Aggregate fair value of investments	21,166	41,198